Fair Value Measurements - Schedule of Measurement Inputs (Details)	Sep. 28, 2025	Dec. 29, 2024	Dec. 31, 2023
Expected term [Member] | Carlyle Warrants [Member]
Schedule of Measurement Inputs [Line Items]
Derivative liability, measurement inputs			7
Expected term [Member] | Private Placement and Working Capital Warrants [Member]
Schedule of Measurement Inputs [Line Items]
Derivative liability, measurement inputs	2.81	3.56
Expected term [Member] | Replacement Warrants [Member]
Schedule of Measurement Inputs [Line Items]
Derivative liability, measurement inputs			0.3
Expected volatility [Member] | Carlyle Warrants [Member]
Schedule of Measurement Inputs [Line Items]
Derivative liability, measurement inputs			77
Expected volatility [Member] | Private Placement and Working Capital Warrants [Member]
Schedule of Measurement Inputs [Line Items]
Derivative liability, measurement inputs	169	68.1
Expected volatility [Member] | Forward Purchase Agreement Liabilities [Member]
Schedule of Measurement Inputs [Line Items]
Derivative liability, measurement inputs	84.8	117	95
Expected volatility [Member] | Replacement Warrants [Member]
Schedule of Measurement Inputs [Line Items]
Derivative liability, measurement inputs			78.5
Risk-free interest rate [Member] | Carlyle Warrants [Member]
Schedule of Measurement Inputs [Line Items]
Derivative liability, measurement inputs			3.92
Risk-free interest rate [Member] | Private Placement and Working Capital Warrants [Member]
Schedule of Measurement Inputs [Line Items]
Derivative liability, measurement inputs	3.65	4.39
Risk-free interest rate [Member] | Forward Purchase Agreement Liabilities [Member]
Schedule of Measurement Inputs [Line Items]
Derivative liability, measurement inputs	3.73	4.28	4.48
Risk-free interest rate [Member] | Replacement Warrants [Member]
Schedule of Measurement Inputs [Line Items]
Derivative liability, measurement inputs			5.4
Expected dividend yield [Member] | Carlyle Warrants [Member]
Schedule of Measurement Inputs [Line Items]
Derivative liability, measurement inputs			0
Expected dividend yield [Member] | Private Placement and Working Capital Warrants [Member]
Schedule of Measurement Inputs [Line Items]
Derivative liability, measurement inputs	0	0
Expected dividend yield [Member] | Replacement Warrants [Member]
Schedule of Measurement Inputs [Line Items]
Derivative liability, measurement inputs			0
VWAP [Member] | Forward Purchase Agreement Liabilities [Member]
Schedule of Measurement Inputs [Line Items]
Derivative liability, measurement inputs	1.86	1.78	1.66
Simulation period [Member] | Forward Purchase Agreement Liabilities [Member]
Schedule of Measurement Inputs [Line Items]
Derivative liability, measurement inputs	0.8	0.55	1.55